Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Summary of Levels Within Fair Value Heirarchy For Funds Assets Measured At Fair Value
The following table summarizes the levels within the fair value hierarchy for the Fund’s assets measured at fair value as of June 30, 2023:

Assets

				Practical
Investment	Level 1	Level 2	Level 3	Expedient	Total
Agreement for Future Delivery of Common Shares (a)	$—	$—	$1,406,514	$—	$1,406,514
Common Stocks	—	—	33,803,899	—	33,803,899
Convertible Notes	—	—	2,000,000		2,000,000
Preferred Stocks	—	—	8,731,025	499,096	9,230,121
Money Market	9,493,406	—	—	—	9,493,406
Total	$9,493,406	$—	$45,941,438	$499,096	$55,933,940

(a)
Certain investments are held through SPVs that holds forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. See Schedule of Investments.

Summary of Changes In Fair Value of Investments As Per Level 3 Input
The changes in fair value of investments and liabilities for which the Fund has used Level 3 inputs to determine the fair value are as follows:

Assets

					Net Change
	Balance			Net Realized	in Unrealized
	as of		Proceeds	Gain	Appreciation	Note		Balance as
	December	Purchase of	from Sale of	(Loss) on	(Depreciation)	Converted	Transfers out	of June 30,
Investments	31, 2022	Investments	Investments (a)	Investments	on Investments	to Stock	of Level 3 (c)	2023
Agreement for Future Delivery of Common Shares (b)	$2,267,317	$—	$—	$—	$(860,803)	$—	$—	$1,406,514
Common Stocks	35,500,566	—	—	—	(1,696,667)	—	—	33,803,899
Convertible Notes	5,634,867	—	—	—	—	(3,634,867)	—	2,000,000
Preferred Stocks	6,201,358	1,589,684	—	—	(2,195,788)	3,634,867	(499,096)	8,731,025
Total	$49,604,108	$1,589,684	$—	$—	$(4,753,258)	$—	$(499,096)	$45,941,438

(a)	Sale proceeds from investments is comprised entirely of returned funds held within an SPV.
(b)
Certain investments are held through SPVs that holds forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. See Schedule of Investments.

(c)	Level 3 transfers are done using fair market value as of June 30, 2023.

Summary of Changes In Fair Value of Liabilities As Per Level 3 Input
					Net Change
				Net Realized	in Unrealized
	Balance as of		Conversion of	Gain (Loss) on	Appreciation
	December 31,	Issuance of	SAFE Notes to	Conversion of	(Depreciation) on	Balance as of
	2022	Liabilities	Common Stock	Liabilities	Liabilities	June 30, 2023
Warrants *	(3,571,824)	$—	$—	$—	3,571,824	$—
Total	$(3,571,824)	$—	$—	$—	$3,571,824	$—

*
After consultation with the SEC in March 2023, the Warrants that were issued as part of our private offering of SAFEs were revised, in the second quarter of 2023, as expired following our registration as an investment company pursuant to Section 18 of the 1940 Act. As such, management has determined the fair value of the warrants to be $0 as of June 30, 2023.The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2023.

Summary of Quantitative Information About Significant Unobservable Valuation Inputs of Assets And Liabilities For Level 3
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2023:

	Fair Value
	as of June	Valuation		Ranges of
Level 3 Investments	30, 2023	Technique	Unobservable Input	Inputs/(Average)
Assets
Agreement for Future Delivery of Common Shares	$1,406,514	Market Approach	Recent Transaction Price	N/A
Common Stocks	$33,803,899	Market Approach	Recent Transaction Price	N/A
		Market Approach	Adjusted Recent Transaction Price	$14.00-$79.26/($31.83)
		Market Approach	Volume Weighted Average Price	$4.00-$24.37 ($8.99)
		Market Approach	Indicative Broker Quotes	$200.00-$300.00/ ($243.75)
Convertible Notes	$2,000,000	Cost Approach	Acquisition Price	N/A
Preferred Stocks	$8,731,025	Cost Approach	Acquisition Price	N/A
		Market Approach	Recent Transaction Price	N/A
		Market Approach	Indicative Broker Quote	$250.00-$275.00/ ($243.75)
		Market Approach	Discount Factor	65%
Total	$45,941,438

(a)
Certain investments are held through an SPV that holds forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. See Schedule of Investments.